Related party transaction: (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of related parties [Abstract]
Disclosure of detailed information about related parties [text block]
The related parties where control / significant influence exists are subsidiaries and associates. Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, including any director whether executive or otherwise. Key management personnel include the board of directors and other senior management executives. The other related parties are those with whom the Group has had transaction during the years ended March 31, 2025, 2024 and 2023 are as follows:

		% of Ownership interest
Particulars	Country of incorporation	March 31, 2025	March 31, 2024
Holding Company
Infinity Satcom Universal Private Limited	India
Raju Vegesna Infotech & Industries Private Limited (Subsidiary of Infinity Satcom Universal Private Limited)	India
Ramanand Core Investment Company Private Limited (Subsidiary of Raju Vegesna Infotech & Industries Private Limited)	India
Subsidiaries
Sify Technologies (Singapore) Pte. Limited	Singapore	100	100
Sify Technologies North America Corporation	USA	100	100
Sify Data and Managed Services Limited	India	100	100
Sify Infinit Spaces Limited	India	100	100
Sify Digital Services Limited	India	100	100
Patel Auto Engineering Company (India) Private Limited*	India	-	-
SKVR Software Solution Private Limited	India	100	100
Key Management Personnel
Mr. Raju Vegesna - Chairman and Managing Director
Mr. M P Vijay Kumar – Executive Director and Chief Financial Officer
Mr. C R Rao - Chief Operating Officer
Mr. Kamal Nath – Chief Executive Officer (till October 31, 2024 )
Trust controlled by KMP:	India
Raju Vegesna Foundation

*
During the year 2022-23, Sify Technologies Limited (Company) has acquired Patel Auto Engineering Company (India) Private Limited (“PAECIPL”) with its registered office in Rabale, Navi Mumbai through Share Purchase agreement dated March 22, 2023 for a consideration of ₹ 525.00 million paid to Shareholders of PAECIPL. The Company has also given an Intercorporate Deposit of ₹ 85.00 million

to PAECIPL. PAECIPL have only the Land allocated by MIDC on their books as on the date of Acquisition. The standalone financial statement of the Company shall account for leasehold rights of the land under Right to use asset for the fair value of leasehold rights with a description that the value of consideration is towards investment in Patel Auto Engineering Company (India) Private Limited (“PAECIPL”) and to represent this would comply with the requirement in the relevant standards as well as Conceptual Framework for Financial Reporting. Scheme of Amalgamation of PAECIPL with Sify Infinity Spaces Limited (“SISL”) is filed with Hon'ble NCLT on Feb 09, 2024. Scheme of amalgamation is approved by the Hon'ble NCLT on January 09, 2025 effective April 01, 2023. SISL has issued 17.08546 equity shares for every 1 equity share held by the shareholders of PAECIPL.

Disclosure of transactions between related parties [text block]
The following is a summary of the related party transactions for the year ended March 31, 2025:

Transactions	Holding Company	Others	Key Management Personnel
Consultancy services received	-	-	90
Sitting fees paid	-	-	7,420
Salaries and other short term benefits*	-	-	50,034
Contributions to defined contribution plans*	-	-	2,582
Share based payment transactions*	-	-	-
Lease rentals paid**	2,247	8,970	-
CSR Contribution made	-	19,962	-
Amount of outstanding balances
6% Non-Cumulative Compulsorily convertible preference shares#	-	-	-
Advance lease rentals and refundable deposits made**	-	5,600	-
Lease rentals payable**	-	-	-

All transactions between Sify Technologies Limited and its subsidiaries up to March 31, 2025 of this Annual Report have been in the ordinary course of business

The following is a summary of the related party transactions for the year ended March 31, 2024:

Transactions	Holding Company	Others	Key Management Personnel
Consultancy services received	-	-	300
Sitting fees paid	-	-	2,740
Salaries and other short term benefits*	-	-	62,053
Contributions to defined contribution plans*	-	-	2,541
Share based payment transactions*	-	-	-
Lease rentals paid**	1,369	8,594	-
CSR Contribution made	-	27,850	-
Amount of outstanding balances
6% Non-Cumulative Compulsorily convertible preference shares#	-	500,000	-
Advance lease rentals and refundable deposits made**	-	5,600	-
Lease rentals payable**	114	685	-

All transactions between Sify Technologies Limited and its subsidiaries up to March 31, 2024 of this Annual Report have been in the ordinary course of business

The following is a summary of the related party transactions for the year ended March 31, 2023:
Transactions	Holding Company	Others	Key Management Personnel
Consultancy services received	-	-	300
Sitting fees paid	-	-	2,200
Salaries and other short term benefits*	-	-	55,930
Contributions to defined contribution plans*	-	-	2,151
Share based payment transactions*	-	-	1,901
Lease rentals paid**	1,369	8,054	-
CSR Contribution made	-	24,390	-
Amount of outstanding balances
6% Non-Cumulative compulsorily convertible preference shares##	-	500,000	-
Advance lease rentals and refundable deposits made**	-	5,600	-
Lease rentals payable**	114	685	-